UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments January 31, 2012 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-91.3%

Alabama-6.2%
	Bessemer Board of Education, School Tax Warrants-Series A (CS: Assured Guaranty Municipal)
$425,000	2.000%, 02/01/2013	$429,195
	Birmingham Airport Authority Airport Revenue (CS: AMBAC)
2,370,000	5.000%, 07/01/2012	2,403,132
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative-Series A, VRDN (SPA: National Rural Utilities Finance)
4,500,000	0.950%, 11/15/2038 (Putable on 05/15/2012) (a)	4,504,680
	Chatom Industrial Development Board Pollution Control Revenue, Electric-Series C, VRDN (SPA: National Rural Utilities Finance)
2,000,000	0.950%, 12/01/2024 (Putable on 06/01/2012) (a)	2,002,100
	Madison Industrial Development Board Revenue, WL Halsey Grocery Co., VRDN (LOC: Regions Bank)
1,410,000	1.410%, 04/01/2016 (Putable on 02/07/2012) (a)	1,410,000
	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A, VRDN (LOC: Regions Bank)
5,915,000	1.030%, 05/01/2032 (Putable on 02/07/2012) (a)	5,915,000
	Mobile Industrial Development Board Pollution Control Revenue, Alabama Power Co., Barry Plant, VRDN (CS: Alabama Power Co.)
20,000,000	0.750%, 07/15/2034 (Putable on 08/22/2012) (a)	20,036,400
	State Housing Finance Authority Revenue, Multi-Family Housing Revenue, Phoenix Apartments Project-Series A, VRDN (LOC: Regions Bank)
4,009,000	1.310%, 01/01/2036 (Putable on 02/07/2012) (a)	4,009,000
	The Health Care Authority for Baptist Health-Series A, VRDN (CS: Baptist Health)
5,795,000	6.125%, 11/15/2036 (Putable on 05/15/2012) (a)	5,865,931
	The Health Care Authority for Baptist Health-Series B, ARN (CS: Assured Guaranty)
1,000,000	0.860%, 11/15/2037 (a)	1,000,000
	The Medical Clinic Board of the City of Gulf Shores Revenue, Colonial Pinnacle MOB Project, VRDN (LOC: Regions Bank)
2,325,000	0.930%, 07/01/2034 (Putable on 02/07/2012) (a)	2,325,000
	The Southeast Alabama Gas District Revenue, Supply Project-Series A, VRDN (SPA: Societe Generale)
60,400,000	6.000%, 08/01/2027 (Putable on 02/01/2012) (a)	60,400,000

		110,300,438

Arizona-1.9%
	Cochise County Pollution Control Corp., Revenue, Arizona Electric Power Cooperative, Inc., Project, VRDN (CS: National Rural Utilities Corp.)
14,400,000	1.000%, 09/01/2024 (Putable on 03/01/2012) (a)	14,400,576
	Coconino County Pollution Control Corp., Revenue, Arizona Public Services Navajo-Series A (CS: Arizona Public Service Corp.)
4,120,000	3.625%, 10/01/2029 (Putable on 07/13/2013)	4,209,321
	Flagstaff, Aspen Place Sawmill Improvement District (CS: Flagstaff Arizona Revenue)
325,000	5.000%, 01/01/2013	326,141
	Maricopa County Pollution Control Corp., Arizona Public Services Co.-Series B (CS: Arizona Public Service Corp.)

Principal Amount	Security Description	Value

$3,300,000	5.500%, 05/01/2029 (Putable on 05/01/2012)	$3,337,323
	Navajo County Pollution Control Corp., -Series A (CS: Arizona Public Service Corp.)
8,250,000	5.000%, 06/01/2034 (Putable on 06/01/2012)	8,361,705
	Scottsdale Industrial Development Authority Hospital Revenue, Scottsdale Healthcare-Series F, ARN (CS: Assured Guaranty)
2,000,000	0.949%, 09/01/2045 (a)	2,000,000
	University Medical Center Corp., Hospital Revenue
400,000	3.000%, 07/01/2012	403,968

		33,039,034

Arkansas-0.8%
	Pulaski County Public Facilities Board Revenue, Anthony School, VRDN (LOC: Regions Bank)
5,180,000	1.030%, 06/01/2033 (Putable on 02/07/2012) (a)	5,180,000
	Pulaski County Public Facilities Board Revenue, Valley Heights Apartments II-Series C, VRDN (LOC: Regions Bank)
4,350,000	1.310%, 04/01/2040 (Putable on 02/07/2012) (a)	4,350,000
	State Development Finance Authority, Capri Apartments-Series F, VRDN (LOC: Regions Bank)
5,200,000	1.310%, 10/01/2030 (Putable on 02/07/2012) (a)	5,200,000

		14,730,000

California-7.3%
	ABAG Finance Authority for Nonprofit Corp., Revenue, Episcopal Senior Communities
280,000	3.000%, 07/01/2012	281,204
	Los Angeles County Schools Pooled Financing Program Participation Certificates, Tax & Revenue Anticipation Notes- Series A-3
5,000,000	2.000%, 03/30/2012	5,010,250
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty)
8,400,000	0.895%, 11/01/2036 (a)	8,400,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty)
11,150,000	0.900%, 11/01/2036 (a)	11,150,000
	State Health Facilities Financing Authority Revenue, Community Program for Persons with Developmental Disabilities-Series A (CS: A Home for Life LLC)
1,400,000	4.000%, 02/01/2012	1,400,000
	State Municipal Finance Authority Revenue, St. Andrews Parish, VRDN (LOC: Allied Irish Bank PLC)
10,475,000	5.500%, 09/01/2036 (Putable on 02/07/2012) (a)	10,475,000
	State Municipal Finance Authority Revenue, Vacaville Christian Schools, VRDN (LOC: Allied Irish Bank PLC)
15,485,000	4.300%, 08/01/2037 (Putable on 02/07/2012) (a)	15,485,000
	State Pollution Control Finance Authority Solid Waste Revenue, Republic Services, Inc.- Series A, VRDN (CS: Republic Services, Inc.)
27,905,000	0.700%, 08/01/2023 (Putable on 05/01/2012) (a)	27,905,000
	State Pollution Control Financing Authority, Solid Waste Disposal Revenue, P & D Dairy and Poso Creek Family Dairy, LLC Project, VRDN (LOC: Bank of the West)
3,000,000	1.590%, 05/01/2028 (Putable on 02/07/2012) (a)	3,000,000
	Stockton Public Financing Authority Revenue, Building Acquisition Financing Project-Series A, VRDN (CS: Assured Guaranty; SPA: Dexia Credit Local)
32,040,000	3.850%, 09/01/2048 (Putable on 02/07/2012) (a)	32,040,000
	Twin Rivers Unified School District, School Facilities Boarding Program (CS: Assured Guaranty)
10,000,000	3.500%, 06/01/2027 (Putable on 05/31/2013)	10,026,100
5,000,000	3.500%, 06/01/2035 (Putable on 05/01/2013)	5,013,050

		130,185,604

Principal Amount	Security Description	Value

Colorado-1.1%
	State Health Facilities Authority Hospital Revenue, NCMC, Inc., Project-Series A, VRDN (LOC: Compass Bank)
$20,005,000	0.160%, 05/15/2030 (Putable on 02/01/2012) (a)	$20,005,000

Connecticut-0.7%
	State Development Authority, Light & Power-Series A, VRDN (CS: Connecticut Light & Power)
6,500,000	1.250%, 05/01/2031 (Putable on 04/02/2012) (a)	6,501,625
	Town of Hamden, General Obligation Bond, Anticipation Notes-Lot A
6,250,000	3.000%, 08/23/2012	6,327,188

		12,828,813

District of Columbia-0.8%
	State Revenue, National Association of Realtors Issue-Series A, VRDN (LOC: SunTrust Bank)
15,000,000	0.410%, 04/01/2024 (Putable on 02/07/2012) (a)	15,000,000

Florida-3.2%
	Broward County Housing Finance Authority, Golf View Gardens Apartments, VRDN (LOC: Regions Bank)
7,690,000	4.250%, 11/01/2043 (Putable on 02/07/2012) (a)	7,690,000
	Citizens Property Insurance Corp., Coastal Account Revenue, Senior Secured Notes-Series A-2 (CS: Citizens Property Ins. Corp)
22,850,000	2.000%, 06/01/2012	22,966,078
	Citizens Property Insurance Corp., Revenue, High-Risk Account-A-1 (CS: Citizens Property Ins. Corp)
6,700,000	5.000%, 06/01/2012	6,799,495
	Lee County Housing Finance Authority Revenue, Heron Pond Apartments, VRDN (LOC: Regions Bank)
5,130,000	4.250%, 12/01/2043 (Putable on 02/07/2012) (a)	5,130,000
	Miami-Dade County Industrial Development Authority Revenue, Airbus Service Co., Inc.-Series A, VRDN (LOC: Calyon Bank)
7,760,000	2.300%, 04/01/2030 (Putable on 02/07/2012) (a)	7,760,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
1,000,000	2.625%, 08/01/2023 (Putable on 08/01/2014) (a)	1,026,450
	Miami-Dade County State Aviation-Series C (CS: MBIA)
5,185,000	5.250%, 10/01/2012	5,202,577
	Saint Johns County Industrial Development Authority, Coastal Health Care Investor, VRDN (LOC: SunTrust Bank)
800,000	2.750%, 12/01/2016 (Putable on 02/07/2012) (a)	800,000

		57,374,600

Georgia-2.6%
	Albany-Dougherty County Hospital Authority, Refunding Anticipation Certificates, Phoebe Putney Memorial-Series B, VRDN (LOC: Regions Bank)
7,190,000	0.470%, 09/01/2032 (Putable on 02/01/2012) (a)	7,190,000
	Burke County Development Authority Revenue, Georgia Power Company Plant Vogtle Project-Series A (CS: Oglethorpe Power Corp)
11,240,000	2.500%, 01/01/2040 (Putable on 03/01/2013)	11,459,180
	Douglas County Development Authority Revenue, Electrical Fiber Systems, VRDN (LOC: Regions Bank)
1,200,000	1.410%, 12/01/2021 (Putable on 02/07/2012) (a)	1,200,000
	Gainesville & Hall County Development Authority Tax-Exempt Revenue, Atex, Inc., Project, VRDN (LOC: Regions Bank)

Principal Amount	Security Description	Value

$2,405,000	1.360%, 09/01/2023 (Putable on 02/07/2012) (a)	$2,405,000
	Gwinnett County Housing Authority Multi-Family Housing Revenue, Palisades Apartments Project, VRDN (LOC: SunTrust Bank)
11,600,000	0.260%, 03/01/2041 (Putable on 02/07/2012) (a)	11,600,000
	Main Street Natural Gas, Inc. Revenue-Series A
1,000,000	5.000%, 03/15/2012	1,005,060
	Rome-Floyd County Development Authority Revenue, Steel King Industries Inc., VRDN (LOC: Bank Of Montreal)
1,850,000	0.720%, 07/01/2020 (Putable on 02/07/2012) (a)	1,850,000
	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical, VRDN (LOC: Regions Bank)
9,430,000	0.930%, 10/01/2028 (Putable on 02/07/2012) (a)	9,430,000

		46,139,240

Illinois-6.7%
	Crestwood Tax Increment Revenue, 135th & Cicero Redevelopment, VRDN (LOC: Fifth Third Bank)
26,760,000	0.580%, 12/01/2023 (Putable on 02/07/2012) (a)	26,760,000
	Springfield Airport Authority, Allied-Signal Inc., VRDN (CS: Honeywell Int.)
4,400,000	6.500%, 09/01/2018 (Putable on 02/07/2012) (a)	4,400,000
	State Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN (LOC: Allied Irish Bank PLC)
8,850,000	4.320%, 08/15/2031 (Putable on 02/07/2012) (a)	8,850,000
	State Finance Authority Solid Waste Revenue, Waste Management, Inc., Project, VRDN (CS: Waste Management, Inc.)
3,000,000	1.125%, 04/01/2013 (Putable on 10/01/2012) (a)	3,013,560
	State General Obligation Bond Unlimited
2,000,000	3.000%, 04/01/2012	2,008,040
	State General Obligation Bond Unlimited-Series B (CS: Illinois St.)
7,000,000	5.000%, 03/01/2012	7,024,430
	State General Obligation Bond Unlimited-Series B, VRDN (SPA: DEPFA Bank PLC)
66,300,000	3.000%, 10/01/2033 (Putable on 02/07/2012) (a)	66,300,000

		118,356,030

Indiana-1.0%
	State Finance Authority Economic Development Revenue, Republic Services, Inc., -Series A, VRDN (CS: Republic Services, Inc.)
10,000,000	0.850%, 05/01/2034 (Putable on 03/01/2012) (a)	10,000,000
	State Finance Authority Revenue, Education Facilities Obligation Group Project, VRDN (LOC: Allied Irish Bank PLC)
7,310,000	4.000%, 06/01/2038 (Putable on 02/07/2012) (a)	7,310,000

		17,310,000

Iowa-0.1%
	Coralville General Obligation Annual Appropriation, Refunding Urban Renewal-Series D-1 (CS: Coralville, VA)
940,000	2.000%, 06/01/2012	943,027

Kansas-0.1%
	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P., Project, VRDN (LOC: Rabobank International)
1,000,000	1.590%, 03/01/2027 (Putable on 02/07/2012) (a)	1,000,000
	City of Liberal Industrial Development Revenue, Farmland National Beef Packing Co., L.P., Project, VRDN (LOC: Rabobank International)
1,000,000	1.590%, 02/01/2029 (Putable on 02/07/2012) (a)	1,000,000

		2,000,000

Principal Amount	Security Description	Value

Kentucky-5.3%
	Fort Mitchell Industrial Building Revenue, Grandview/Hemmer, VRDN (LOC: PNC Bank N.A.)
$1,835,000	2.000%, 08/01/2016 (Putable on 08/01/2012) (a)	$1,835,000
	Pikeville Educational Facilities Revenue, Bond Anticipation Notes
5,000,000	4.000%, 05/01/2013	5,080,100
	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B, VRDN (CS: National Rural Utilities Corp.)
3,450,000	1.000%, 08/15/2023 (Putable on 02/15/2012) (a)	3,450,069
	State Economic Development Finance Authority Solid Waste Revenue, Republic Services, Inc. Project-Series A, VRDN (CS: Republic Services, Inc.)
2,500,000	0.850%, 04/01/2031 (Putable on 03/01/2012) (a)	2,500,100
	State Public Energy Authority Gas Supply Revenue-Senior Series A-1, VRDN (SPA: Societe Generale)
80,600,000	7.250%, 02/01/2028 (Putable on 02/07/2012) (a)	80,600,000

		93,465,269

Louisiana-3.2%
	Ascension Parish Industrial Development Board Inc. Revenue, Impala Warehousing (US) LLC Project, VRDN (LOC: Natixis)
15,000,000	1.640%, 12/01/2041 (Putable on 02/07/2012) (a)	15,000,000
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc., VRDN (LOC: Regions Bank)
425,000	3.690%, 04/01/2023 (Putable on 02/07/2012) (a)	425,000
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc., -Series A, VRDN (LOC: Regions Bank)
5,000,000	3.690%, 02/01/2027 (Putable on 02/07/2012) (a)	5,000,000
	Jefferson Parish Hospital District No. 1 Hospital Revenue, West Jefferson Medical Center-Series A
500,000	2.100%, 01/01/2013	503,425
	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp., VRDN (CS: Sara Lee Corp.)
4,600,000	3.000%, 06/01/2024 (Putable on 02/01/2012) (a)	4,600,000
	North Webster Parish Industrial Development Revenue, CSP Project, VRDN (LOC: Regions Bank)
1,930,000	3.380%, 09/01/2021 (Putable on 02/07/2012) (a)	1,930,000
	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC, VRDN (LOC: Regions Bank)
2,105,000	1.360%, 12/01/2016 (Putable on 02/07/2012) (a)	2,105,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
20,000,000	1.280%, 03/15/2025 (Putable on 03/15/2012) (a)	20,006,400
	State Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A, VRDN (LOC: Regions Bank)
2,050,000	1.360%, 12/01/2032 (Putable on 02/07/2012) (a)	2,050,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B, VRDN (CS: Capital One, LOC: Hibernia National Bank)
2,850,000	1.500%, 07/01/2033 (Putable on 02/07/2012) (a)	2,850,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B, VRDN (CS: Capital One, LOC: Hibernia National Bank)
1,520,000	1.500%, 07/01/2033 (Putable on 02/07/2012) (a)	1,520,000

		55,989,825

Principal Amount	Security Description	Value

Maryland-0.9%
	Howard County Economic Development Revenue, Eight P CPL, LLC, Project, VRDN (LOC: Sovereign Bank FSB, Banco Santander SA)
$1,750,000	2.000%, 12/01/2015 (Putable on 02/07/2012) (a)	$1,750,000
	State Health & Higher Educational Facilities Authority Revenue, Woodmont Academy, VRDN (LOC: Allied Irish Bank PLC)
14,930,000	4.000%, 07/01/2038 (Putable on 02/07/2012) (a)	14,930,000

		16,680,000

Massachusetts-0.4%
	State Development Finance Agency, Waste Management, Inc.,-Series B (CS: Waste Management, Inc.)
2,250,000	3.400%, 12/01/2029 (Putable on 12/01/2012)	2,296,080
	State Health & Educational Facilities Authority Revenue, Northeastern University-Series T-1 (CS: Northeastern University)
3,500,000	4.125%, 10/01/2037 (Putable on 02/16/2012)	3,504,970
	State Health & Educational Facilities Authority Revenue, Northeastern University-Series T-2 (CS: Northeastern University)
2,000,000	4.100%, 10/01/2037 (Putable on 04/19/2012)	2,016,360

		7,817,410

Michigan-3.1%
	Oakland County Economic Development Corp., Revenue, Pontiac Vision Schools Project, VRDN (LOC: Allied Irish Bank PLC)
10,035,000	4.000%, 08/01/2020 (Putable on 02/07/2012) (a)	10,035,000
	State Finance Authority Revenue, Detroit School District (CS: Detroit CSD)
12,570,000	4.000%, 06/01/2012	12,654,219
10,355,000	5.000%, 06/01/2013	10,711,316
	State Finance Authority, State Aid Revenue Notes-Series A-1 (CS: Detroit CSD)
11,000,000	6.450%, 02/20/2012	11,024,420
	State Finance Authority, State Aid Revenue Notes-Series A-2, (CS: Detroit CSD)
1,200,000	6.650%, 03/20/2012	1,207,008
	State Housing Development Authority Revenue-Series A
750,000	1.450%, 11/01/2012	751,102
	State Strategic Fund Limited Obligation Revenue, Industrial Development Bank Real Estate Project, VRDN (LOC: Fifth Third Bank)
1,570,000	0.290%, 12/01/2023 (Putable on 02/07/2012) (a)	1,570,000
	State Strategic Fund Limited Obligations Revenue, Detroit Education Court (CS: Detroit Edison Co.)
3,000,000	3.050%, 08/01/2024 (Putable on 12/03/2012)	3,028,590
	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc., VRDN (LOC: JPMorgan Chase Bank)
800,000	0.550%, 05/01/2018 (Putable on 02/07/2012) (a)	800,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
1,500,000	3.200%, 08/01/2027 (Putable on 08/01/2013)	1,544,760
1,910,000	4.625%, 12/01/2012	1,960,653

		55,287,068

Mississippi-0.8%
	State Business Finance Corp., Gulf Opportunity Zone Revenue, Coast Electric Power Association-Series C, VRDN (SPA: National Rural Utilities Cooperative Finance Corp.)
2,000,000	0.850%, 05/01/2037 (Putable on 05/01/2012) (a)	2,000,620
	State Business Finance Corp., Hattiesburg Clinic Professional Association Project, VRDN (LOC: Regions Bank)

Principal Amount	Security Description	Value

$6,495,000	0.930%, 11/01/2026 (Putable on 02/07/2012) (a)	$6,495,000

	State Business Finance Corp., Tri-State Truck Center, Inc., Project, VRDN
	(LOC: Regions Bank)
5,160,000	1.030%, 03/01/2033 (Putable on 02/07/2012) (a)	5,160,000

		13,655,620

Missouri-1.2%
	Branson Creek Community Improvement District, Special Assessment, VRDN (LOC: Regions Bank)
10,950,000	2.330%, 03/01/2022 (Putable on 02/07/2012) (a)	10,950,000
	City of Brentwood Refunding Revenue, 8300 Eager Road Project Phase 1-Series A, VRDN (LOC: Compass Bank)
6,000,000	0.800%, 11/01/2023 (Putable on 02/07/2012) (a)	6,000,000
	Joplin Industrial Development Authority Health Facilities Revenue, Freeman Health System
250,000	2.500%, 02/15/2013	251,475
	Saint Louis County Industrial Development Authority, Metal Products, VRDN (LOC: Bank Of Montreal)
2,325,000	0.210%, 02/01/2023 (Putable on 02/07/2012) (a)	2,325,000
	Springfield Industrial Development Authority, Edco Group, Inc., VRDN (LOC: Bank Of Montreal)
2,400,000	0.230%, 10/01/2027 (Putable on 02/07/2012) (a)	2,400,000

		21,926,475

Nevada-2.1%
	Las Vegas Valley Water District General Obligation, Water Improvement-Series B, VRDN (SPA: Dexia Credit Local)
25,350,000	0.300%, 06/01/2036 (Putable on 02/01/2012) (a)	25,350,000
	Las Vegas Valley Water District General Obligation, Water Improvement-Series C, VRDN (SPA: Dexia Credit Local)
11,000,000	0.300%, 06/01/2036 (Putable on 02/01/2012) (a)	11,000,000

		36,350,000

New Hampshire-0.5%
	State Business Financing Authority, United Illuminating Co. (CS: United Illuminating Co.)
3,000,000	7.125%, 07/01/2027 (Putable on 02/01/2012)	3,000,000
	State Business Financing Authority, United Illuminating Co.,-Series A (CS: United Illuminating Co.)
5,000,000	6.875%, 12/01/2029 (Putable on 02/07/2012)	5,000,000

		8,000,000

New Jersey-5.2%
	City of Newark General improvement Bond Anticipation Notes-Series B
10,000,000	3.500%, 12/13/2012	10,075,500
	Gloucester County Improvement Authority, Waste Management, Inc.,-Series A (CS: Waste Management, Inc.)
4,625,000	2.625%, 12/01/2029 (Putable on 12/03/2012)	4,699,231
	Gloucester County Improvement Authority, Waste Management, Inc.,-Series B (CS: Waste Management, Inc.)
1,000,000	3.375%, 12/01/2029 (Putable on 12/03/2012)	1,020,410
	Jersey City Municipal Utilities Authority Revenue-Series A (CS: Assured Guaranty)
665,000	3.000%, 10/15/2012	672,421
	State Economic Development Authority Revenue, Geriatric Services Housing Corp., Inc. - CNJJHA Assisted Living Project, VRDN (CS: Geriatric Svcs Hsg Corp)
7,775,000	0.690%, 11/01/2031 (Putable on 02/07/2012) (a)	7,775,000
	State Health Care Facilities Finance Authority Revenue, Trinitas Hospital-Series A (CS: Trintas Hospital)
230,000	4.750%, 07/01/2012	233,020
	State Health Care Facilities Financing Authority Revenue, Barnabas Health Issues-Series A
2,200,000	3.000%, 07/01/2012	2,216,896

Principal Amount	Security Description	Value

$3,035,000	5.000%, 07/01/2013	$3,179,679
	State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue
500,000	4.000%, 07/01/2013	518,595
	State Higher Education Assistance Authority Student Loan Revenue-Series 1
2,200,000	3.000%, 12/01/2012	2,222,462
	State Turnpike Authority Revenue-Series D, VRDN (LOC: Societe Generale)
58,000,000	1.600%, 01/01/2018 (Putable on 02/07/2012) (a)	58,000,000
	The City of New Brunswick Housing Authority Revenue, Public Improvement Refunding Bonds, Golden Triangle Project (CS: Assured Guaranty Municipal)
580,000	1.500%, 08/01/2012	581,398
	Tobacco Settlement Financing Corp. (CS: Tobacco Settlement Fund)
660,000	5.750%, 06/01/2032	671,992

		91,866,604

New Mexico-0.3%
	State Hospital Equipment Loan Council Revenue, Dialysis Clinic, Inc., Project, VRDN (LOC: SunTrust Bank)
5,000,000	0.580%, 07/01/2025 (Putable on 02/07/2012) (a)	5,000,000

New York-11.8%
	City of New York General Obligation Bond Unlimited-Subseries A-4, VRDN (LOC: KBC Bank NV)
30,400,000	0.300%, 08/01/2038 (Putable on 02/01/2012) (a)	30,400,000
	City of New York General Obligation Bond Unlimited-Subseries H-1, VRDN
31,200,000	0.300%, 01/01/2036 (Putable on 01/31/2012) (a)	31,200,000
	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue-Suberies B-4, VRDN (LOC: KBC Bank NV)
34,200,000	0.900%, 11/01/2025 (Putable on 02/07/2012) (a)	34,200,000
	Nassau County General Obligation Notes Unlimited-Series A
7,000,000	2.500%, 09/30/2012	7,097,650
	New York City Industrial Development Agency Civic Facilities Revenue, Columbia Grammar & Prep., VRDN (LOC: Allied Irish Bank PLC)
4,100,000	4.000%, 12/31/2034 (Putable on 02/07/2012) (a)	4,100,000
	New York City Transitional Finance Authority Revenue-Subseries 2B, VRDN (SPA: Dexia Credit Local)
43,550,000	0.300%, 11/01/2022 (Putable on 02/07/2012) (a)	43,550,000
	Rockland County Revenue Anticipation Notes-Series B
995,000	2.250%, 09/21/2012	998,065
12,000,000	2.500%, 09/21/2012	12,039,720
	Roosevelt Union Free School District Bond, Anticipation Notes for School Construction
15,500,000	2.250%, 09/27/2012	15,583,855
	State Housing Finance Agency Revenue, Related-42nd and 10th Housing-Series A, VRDN (LOC: Landesbank Baden-Wurttemberg)
20,750,000	1.400%, 11/01/2041 (Putable on 02/07/2012) (a)	20,750,000

	Town of Hempstead Industrial Development Agency Revenue, Trigen-Nassau Energy Corp., VRDN (LOC: Societe Generale)
9,150,000	2.000%, 09/15/2015 (Putable on 02/07/2012) (a)	9,150,000
	Westchester Tobacco Asset Securitization Corp. (CS: Westchester Tobacco)
500,000	5.000%, 06/01/2026	488,470

		209,557,760

North Carolina-0.9%

	State Capital Facilities Finance Agency Solid Waste Disposal Revenue, Republic Services, Inc.,-Series B, VRDN (CS: Republic Services Inc)
15,000,000	0.900%, 12/01/2020 (Putable on 03/01/2012) (a)	15,001,200

Principal Amount	Security Description	Value

Ohio-0.9%
	Marysville Tax Increment Financing Revenue, City Gate Development-Series B (LOC: Fifth Third Bank)
$1,575,000	2.500%, 08/29/2012	$1,582,639
	Marysville Tax Increment Financing Revenue, Coleman’s Crossing Development-Series A (LOC: Fifth Third Bank)
3,005,000	2.500%, 08/29/2012	3,019,574
	State Air Quality Development Authority, First Energy- Series C (CS: First Energy)
2,485,000	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,490,218
	State Water Development Authority, First Energy-Series B (CS: First Energy)
2,305,000	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,309,841
	State Water Development Authority, Solid Waste Revenue, VRDN (CS: Waste Management Inc)
3,000,000	4.670%, 11/01/2022 (Putable on 11/01/2012) (a)	3,083,460
	Warrensville Heights Bond, Anticipation Notes-Series 2
2,852,000	2.375%, 09/06/2012	2,878,010

		15,363,742

Oklahoma-3.8%
	State Development Finance Authority Continuing Care Retirement Community Revenue, Inverness Village Project-Series A, VRDN (LOC: KBC Bank NV)
67,950,000	0.970%, 01/01/2042 (Putable on 02/07/2012) (a)	67,950,000

Oregon-1.3%
	Gilliam County Solid Waste Disposal Revenue, Waste Management, Inc., Project-Series A, VRDN (CS: Waste Management, Inc.)
1,400,000	4.875%, 07/01/2038 (Putable on 05/01/2012) (a)	1,413,496
	State Facilities Authority Revenue, Legacy Health Project-Series A (CS: Legacy Health System)
500,000	3.000%, 05/01/2012	502,465
	State Housing & Community Services Department Mortgage Revenue, Single-Family Mortgage Program-Series E, VRDN (SPA: KBC Bank N V)
21,820,000	1.500%, 07/01/2038 (Putable on 02/07/2012) (a)	21,820,000

		23,735,961

Pennsylvania-4.5%
	Cumberland County Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, VRDN (LOC: KBC Bank NV)
13,890,000	0.970%, 01/01/2041 (Putable on 02/07/2012) (a)	13,890,000
	Delaware Valley Regioinal Financial Authority Revenue, Bi-Modal Term Format, Mode 1, VRDN (LOC: Bayerische Landesbank)
50,450,000	1.350%, 08/01/2016 (Putable on 02/07/2012) (a)	50,450,000
	Lawrence County Industrial Development Authority Revenue, L&N Metallurgical Products Co., Project, VRDN (LOC: Banque Paribas)
2,875,000	1.500%, 12/01/2012 (Putable on 02/07/2012) (a)	2,875,000
	Philadelphia Airport Revenue,-Series A
750,000	4.000%, 06/15/2013	778,162
	State Economic Development Financing Authority Revenue, Exelon Generation (CS: Exelon Generation)
1,000,000	5.000%, 12/01/2042 (Putable on 06/01/2012)	1,014,110
	State Economic Development Financing Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)

Principal Amount	Security Description	Value

$2,000,000	2.625%, 12/01/2033 (Putable on 12/03/2012) (a)	$2,032,100
	State Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc.,-Series A, VRDN (CS: Republic Services, Inc.)
7,000,000	0.850%, 04/01/2019 (Putable on 04/02/2012) (a)	7,000,000
	State Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc.,-Series B, VRDN (CS: Republic Services, Inc.)
2,400,000	0.700%, 12/01/2030 (Putable on 04/02/2012) (a)	2,400,000

		80,439,372

Puerto Rico-5.4%
	Government Development Bank Commonwealth, Senior Notes-Series C (LOC: Government Development Bank for Puerto Rico)
42,000,000	1.000%, 10/15/2012 (Putable on 07/30/2012)	41,905,500
	Public Finance Corp., Commonwealth-Series A (CS:AMBAC, LOC: Government Development Bank for Puerto Rico)
5,000,000	5.250%, 08/01/2030	5,000,000
	Public Finance Corp., Commonwealth-Series A (CS: FGIC, LOC: Government Development Bank for Puerto Rico)
1,625,000	5.250%, 08/01/2031	1,625,000
	Public Finance Corp., Commonwealth-Series A (LOC: Government Development Bank for Puerto Rico)
30,910,000	5.750%, 08/01/2027	30,910,000
	State Infrastructure Financing Authority Revenue, Ports Authority Project-Series C (LOC: Government Development Bank for Puerto Rico)
16,785,000	2.750%, 12/15/2026 (Putable on 06/17/2013)	16,789,364

		96,229,864

Rhode Island-0.2%
	Providence Public Buildings Authority Revenue, Various Capital Projects-Series A (CS: Assured Guaranty)
500,000	3.000%, 06/15/2012	501,200
	State Economic Development Corp., Revenue, Airport Revenue Bonds-Series A (CS: National Public Finance Guarantee Corp.)
2,190,000	5.000%, 07/01/2012	2,216,171

		2,717,371

South Carolina-0.4%
	South Carolina Jobs Economic Development Revenue, Waste Management Project, VRDN (CS: Waste Management, Inc.)
1,000,000	2.250%, 11/01/2016 (Putable on 11/01/2013) (a)	1,018,410
	State Jobs-Economic Development Authority Revenue, Goglanian Bakeries, Inc., VRDN (LOC: Zions First National Bank)
5,400,000	0.930%, 12/01/2029 (Putable on 02/07/2012) (a)	5,400,000

		6,418,410

Tennessee-3.2%
	Franklin County Industrial Development Board Revenue, Zanini Tennessee, Inc., Project-Series B, VRDN (LOC: Regions Bank)
2,255,000	1.360%, 12/01/2020 (Putable on 02/07/2012) (a)	2,255,000
	Franklin Public Building Authority Revenue, Local Government Public Improvement-Series-101-A-1, VRDN (SPA: DEPFA Bank PLC)
12,550,000	0.430%, 06/01/2037 (Putable on 02/01/2012) (a)	12,550,000
	Lewisburg Industrial Development Board, Waste Management, Inc. (CS: Waste Management, Inc.)
2,250,000	2.500%, 07/01/2012	2,264,625
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Summerwind Apartments Project, VRDN (LOC: Regions Bank)

Principal Amount	Security Description	Value

$3,035,000	2.050%, 12/01/2040 (Putable on 02/07/2012) (a)	$3,035,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Swiss Ridge Apartments Project, VRDN (LOC: Regions Bank)
4,365,000	1.310%, 12/01/2027 (Putable on 02/07/2012) (a)	4,365,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A, VRDN (LOC: Regions Bank)
3,415,000	1.370%, 06/01/2034 (Putable on 02/07/2012) (a)	3,415,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Rodgers Welch Venture, VRDN (LOC: Regions Bank)
4,450,000	2.220%, 12/01/2014 (Putable on 02/07/2012) (a)	4,450,000
	Montgomery County Public Building Authority Pooled Financing Revenue, VRDN (LOC: Bank of America N.A.)
19,100,000	0.100%, 07/01/2038 (Putable on 02/01/2012) (a)	19,100,000
	Shelby County Health Educational & Housing Facilities Board, Eden Pointe Apartments, VRDN (LOC: Regions Bank)
4,705,000	1.310%, 03/01/2040 (Putable on 02/07/2012) (a)	4,705,000
	The City of Jackson Health Educational & Housing Facility Board Multifamily Revenue, Creekside Apartments Project, VRDN (LOC: First Tennessee Bank)
555,000	2.500%, 12/01/2017 (Putable on 02/10/2012) (a)	555,000

		56,694,625

Texas-2.0%
	City of Galveston Wharves & Terminal Revenue,
675,000	4.000%, 02/01/2013	690,241
	Coastal Bend Health Facilities Development Corp., Christus Health-Subseries B-2, ARN (CS: Assured Guaranty)
6,175,000	0.790%, 07/01/2031 (a)	6,175,000
	Crawford Education Facilities Corp. Revenue, I.F. Obligated Group Project-Series A, VRDN (LOC: Allied Irish Bank PLC)
4,975,000	4.000%, 09/01/2039 (Putable on 02/07/2012) (a)	4,975,000
	Crawford Education Facilities Corp., Revenue, I.F. Obligated Group Project-Series A, VRDN (LOC: Allied Irish Bank PLC)
7,050,000	4.000%, 05/01/2038 (Putable on 02/07/2012) (a)	7,050,000
	Harris County Health Facilities Development Corp., Christus Health-Series A-3, ARN (CS: Assured Guaranty)
4,900,000	0.880%, 07/01/2031 (a)	4,900,000
	Matagorda County Navigation District No. 1 AEP Texas Central Co. (CS: American Electric Power)
5,025,000	1.125%, 06/01/2030 (Putable on 06/01/2012)	5,028,819
	Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.,-Series A, VRDN
5,750,000	0.700%, 01/01/2020 (Putable on 04/02/2012) (a)	5,750,460
	Sabine River Industrial Development Authority, Northeast Texas-NRU-84Q, VRDN (CS: National Rural Utilities Corp.)
300,000	0.900%, 08/15/2014 (Putable on 02/15/2012) (a)	300,006

		34,869,526

Virginia-0.3%
	Chesterfield County Economic Development Authority Revenue, Super Radiator Coils LP-Series A, VRDN (LOC: Bank Of Montreal)
3,250,000	0.180%, 04/01/2026 (Putable on 02/07/2012) (a)	3,250,000
	Staunton Industrial Development Authority Revenue, Specialty Blades Inc., Project, VRDN (LOC: Sun Trust Bank)
2,705,000	0.410%, 02/01/2027 (Putable on 02/07/2012) (a)	2,705,000

		5,955,000

Principal Amount	Security Description	Value

Washington-0.4%
	King County Housing Authority, YWCA Family Village-Issaquah (CS: County Guaranteed)
$700,000	2.400%, 01/01/2013	$700,245
	State Housing Finance Commission, Mirabella - Series A (LOC: Hsh Nordbank Ag)
6,880,000	1.750%, 03/01/2036 (Putable on 01/31/2012)	6,880,000

		7,580,245

West Virginia-0.1%
	Monongalia County Building Commission Revenue, Monongalia Health System (CS: Monongalia Elder Services, Inc.)
825,000	2.000%, 07/01/2012	826,139
	State Hospital Finance Authority Revenue, Pallottine Health Services, Inc., VRDN (LOC: Fifth Third Bank)

1,105,000	0.250%, 10/01/2036 (Putable on 02/07/2012) (a)	1,105,000

		1,931,139

Wisconsin-0.4%
	Baraboo Industrial Development Revenue, Teel Plastics, Inc., VRDN (LOC: Bank Of Montreal)
2,180,000	0.630%, 11/01/2042 (Putable on 02/07/2012) (a)	2,180,000
	Pewaukee Industrial Development Revenue, Schutzman/Leibl-Series A, VRDN (LOC: Bank Of Montreal)
490,000	0.640%, 06/01/2019 (Putable on 02/07/2012) (a)	490,000
	State Health & Educational Facilities Authority Revenue, Community Care, Inc., VRDN (LOC: Bank Of Montreal)
1,610,000	0.260%, 09/01/2032 (Putable on 02/07/2012) (a)	1,610,000
	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project, VRDN (LOC: Bank Of Montreal)
3,020,000	0.630%, 11/01/2036 (Putable on 02/07/2012) (a)	3,020,000

		7,300,000

Wyoming-0.2%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.,-Series A, VRDN (CS: Black Hills Power and Light Co.)
2,855,000	3.000%, 06/01/2024 (Putable on 02/07/2012) (a)	2,855,000

	Total Municipal Bonds (Cost $1,617,489,138)	1,618,849,272

Shares

Money Market Funds-0.6%
26,750	BlackRock Liquidity Funds: MuniCash Portfolio, 0.05%	26,750
11,501,186	Federated Municipal Obligation Fund, 0.10%	11,501,186
30,121	Western Assets Institutional Tax Free Reserves Fund, 0.03%	30,121

	Total Money Market Funds (Cost $11,558,057)	11,558,057

Principal Amount

Short-Term Investments-3.9%
$9,845,000	Claiborne County, Mississippi Note, 0.70%	9,845,000
50,000,000	NEW JERSEY ECON DEV 91, 1.30%	50,000,000
8,560,000	TOLLESON MUN FIN COR, 1.50%	8,560,000

	Total Short-Term Investments (Cost $68,405,000)	68,405,000

	Total Investments (Cost $1,697,452,195)-95.8%	1,698,812,329

	Other Assets in Excess of Liabilities-4.2%	74,065,206

	TOTAL NET ASSETS 100.0%	$1,772,877,535

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments January 31, 2012 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-96.7%

Alaska-0.1%
	Industrial Development & Export Authority-Lot 12, VRDN (LOC: Bank of America N.A.)
$295,000	0.680%, 07/01/2012 (Putable on 02/07/2012) (a)	$295,000

California-1.3%
	Pollution Control Financing Authority, Solid Waste Disposal, George & Jennifer Deboer, VRDN (LOC: Wells Fargo Bank N.A.)
2,500,000	0.330%, 05/01/2029 (Putable on 02/07/2012) (a)	2,500,000
	Pollution Control Financing Authority, Solid Waste Disposal, Heritage Dairy, VRDN (LOC: Wells Fargo Bank N.A.)
1,500,000	0.330%, 10/01/2027 (Putable on 02/07/2012) (a)	1,500,000

		4,000,000

Colorado-4.3%
	Housing & Finance Authority Economic Development Revenue, Corey Building LLC-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
1,530,000	0.280%, 02/01/2029 (Putable on 02/07/2012) (a)	1,530,000
	Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A, VRDN (LOC: UMB Bank N.A.)
2,940,000	0.230%, 12/01/2027 (Putable on 02/07/2012) (a)	2,940,000
	Housing & Finance Authority Economic Development Revenue, Top Shop-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,185,000	0.280%, 09/01/2035 (Putable on 02/07/2012) (a)	1,185,000
	Jefferson County Industrial Development Revenue, Epi-Center LLC, VRDN (LOC: JPMorgan Chase Bank)
1,517,000	0.280%, 12/01/2025 (Putable on 02/07/2012) (a)	1,517,000
	State Health Facilities Authority Revenue, National Jewish Medical and Research Center Project, VRDN (LOC: UMB Bank N.A.)
5,700,000	0.150%, 01/01/2035 (Putable on 02/07/2012) (a)	5,700,000

		12,872,000

Delaware-1.3%
	State Health Facilities Authority Revenue, Beebe Medical Center Project, VRDN (LOC: PNC Bank N.A.)
4,000,000	0.080%, 06/01/2032 (Putable on 02/07/2012) (a)	4,000,000

Florida-4.6%
	Housing Finance Corp. Revenue, Northbridge Apartments-Series G-1, VRDN (LOC: KeyBank N.A.)
2,000,000	0.460%, 06/15/2036 (Putable on 02/07/2012) (a)	2,000,000
	Lee County Industrial Development Health Care Authority Revenue, Shady Rest Care Pavilion, VRDN (LOC: Fifth Third Bank)
3,745,000	0.240%, 06/01/2025 (Putable on 02/07/2012) (a)	3,745,000
	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp., VRDN (LOC: Wells Fargo Bank N.A.)
3,540,000	0.270%, 10/01/2035 (Putable on 02/07/2012) (a)	3,540,000
	Marion County Industrial Development Authority, Universal Forest Products, VRDN (LOC: JPMorgan Chase Bank)
1,850,000	0.270%, 11/01/2021 (Putable on 02/07/2012) (a)	1,850,000
	Sarasota County Industrial Development Revenue, Tervis Tumbler Co., VRDN (LOC: Bank of America N.A.)
2,600,000	0.810%, 11/01/2024 (Putable on 02/07/2012) (a)	2,600,000

		13,735,000

Principal Amount	Security Description	Value

Georgia-1.3%
	Fulton County Development Authority Industrial Development Revenue, Leggett & Platt, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
$4,000,000	0.310%, 06/01/2027 (Putable on 02/07/2012) (a)	$4,000,000

Illinois-13.7%
	City of Chicago Industrial Development Revenue, Enterprise Center VII, VRDN (LOC: Bank of America N.A.)
1,000,000	0.410%, 06/01/2022 (Putable on 02/07/2012) (a)	1,000,000
	City of Chicago Industrial Development Revenue, Victoria Limited, LLC, VRDN (LOC: Bank of America N.A.)
2,750,000	0.460%, 03/01/2034 (Putable on 02/07/2012) (a)	2,750,000
	City of Chicago O’Hare International Airport, Rocs RR II-Series R-011312, VRDN (CS: Assured Guaranty; LIQ: CitiBank N.A.)
14,645,000	0.230%, 01/01/2016 (Putable on 02/07/2012) (a)	14,645,000
	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation, VRDN (LOC: U.S. Bank N.A.)
1,120,000	0.460%, 12/01/2019 (Putable on 02/07/2012) (a)	1,120,000
	Des Plaines Industrial Development Revenue, MMP Properties LLC, VRDN (LOC: JPMorgan Chase Bank)
620,000	0.330%, 10/01/2018 (Putable on 02/07/2012) (a)	620,000
	Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,125,000	0.330%, 01/01/2021 (Putable on 02/07/2012) (a)	1,125,000
	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,185,000	0.330%, 06/01/2020 (Putable on 02/07/2012) (a)	1,185,000
	Finance Authority Industrial Development Revenue, Church Road Partnership, VRDN (LOC: JPMorgan Chase Bank)
445,000	0.330%, 10/01/2017 (Putable on 02/07/2012) (a)	445,000
	Finance Authority Industrial Development Revenue, Fine Points LLC, VRDN (LOC: JPMorgan Chase Bank)
340,000	0.530%, 01/01/2018 (Putable on 02/07/2012) (a)	340,000
	Finance Authority Industrial Development Revenue, Flying Food Fare, Inc., VRDN (LOC: Bank of Montreal)
4,100,000	0.230%, 07/01/2028 (Putable on 02/07/2012) (a)	4,100,000
	Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc., VRDN (LOC: JPMorgan Chase Bank)
2,100,000	0.330%, 07/15/2023 (Putable on 02/07/2012) (a)	2,100,000
	Finance Authority Industrial Development Revenue, John Hofmeister & Son, Inc., VRDN (LOC: Bank of Montreal)
3,000,000	0.230%, 12/01/2037 (Putable on 02/07/2012) (a)	3,000,000
	Finance Authority Industrial Development Revenue, Merug LLC-Series B, VRDN (LOC: JPMorgan Chase Bank)
730,000	0.330%, 12/01/2018 (Putable on 02/07/2012) (a)	730,000
	Phoenix Realty Special Account - U LP Multi Family Housing Revenue, Brightons Mark, VRDN (LOC: Northern Trust Co.)
4,000,000	0.200%, 04/01/2020 (Putable on 02/07/2012) (a)	4,000,000
	Village of Hanover Park Industrial Development Revenue, Spectra-Tech Inc. Project, VRDN (LOC: Bank of Montreal)
515,000	0.700%, 08/01/2017 (Putable on 02/07/2012) (a)	515,000
	Village of Wheeling Industrial Project Revenue, V-S Industries, Inc. Project, VRDN (LOC: JPMorgan Chase Bank)
450,000	0.480%, 12/01/2015 (Putable on 02/07/2012) (a)	450,000
	Village of Woodridge Du Page Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Food, VRDN (LOC: JPMorgan Chase Bank)
2,535,000	0.330%, 10/01/2025 (Putable on 02/07/2012) (a)	2,535,000

		40,660,000

Principal Amount	Security Description	Value

Indiana-6.7%
	Finance Authority Environment Revenue, Duke Energy Indiana, Inc. Project, VRDN (LOC: Bank of America N.A.)
$7,000,000	0.060%, 10/01/2040 (Putable on 02/01/2012) (a)	$7,000,000
	Hobart Economic Development Revenue, Albanese Confectionery-Series A, VRDN (LOC: Bank of Montreal)
3,385,000	0.230%, 07/01/2031 (Putable on 02/07/2012) (a)	3,385,000
	State Health Facility Financing Authority Revenue, Southern Indiana Rehabilitation Hospital Project, VRDN (LOC: JPMorgan Chase Bank)
950,000	0.180%, 04/01/2020 (Putable on 02/07/2012) (a)	950,000
	Valparaiso Economic Development Revenue, Task Force Tips, Inc., VRDN (LOC: Bank of Montreal)
8,555,000	0.180%, 05/01/2033 (Putable on 02/07/2012) (a)	8,555,000

		19,890,000

Kansas-0.4%
	State Development Finance Authority Multifamily Housing Revenue, Four Seasons Apartments, VRDN (LOC: U.S. Bank N.A.)
1,110,000	0.260%, 04/01/2036 (Putable on 02/07/2012) (a)	1,110,000

Kentucky-1.3%
	Bardstown Revenue, JAV Investment LLC, VRDN (LOC: JPMorgan Chase Bank)
900,000	0.330%, 06/01/2031 (Putable on 02/07/2012) (a)	900,000
	Hancock County Industrial Development Revenue, Precision Roll Grinders, VRDN (LOC: JPMorgan Chase Bank)
135,000	0.530%, 06/01/2012 (Putable on 02/07/2012) (a)	135,000
	Montgomery County Industrial Building Revenue, Connecticut Fineblanking Corp., VRDN (LOC: Bank of America N.A.)
1,495,000	0.410%, 08/01/2015 (Putable on 02/07/2012) (a)	1,495,000
	Oldham County Industrial Building Revenue, Parts Unlimited, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,359,000	0.210%, 11/01/2020 (Putable on 02/07/2012) (a)	1,359,000

		3,889,000

Louisiana-1.2%
	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc., VRDN (LOC: Bank of America N.A.)
2,870,000	0.330%, 01/01/2028 (Putable on 02/07/2012) (a)	2,870,000
	Parish of Ascension Revenue, BASF Corp., VRDN (CS: BASF Corp.)
700,000	0.240%, 12/01/2028 (Putable on 02/01/2012) (a)	700,000

		3,570,000

Maryland-0.4%
	State Industrial Development Financing Authority Revenue, Greater Washington Jewish Community, VRDN (LOC: PNC Bank N.A.)
1,294,000	0.660%, 12/01/2018 (Putable on 02/07/2012) (a)	1,294,000

Michigan-7.3%
	Kalamazoo County Economic Development Authority Limited Obligation Revenue, W.B.C Properties Limited Partnership, VRDN (LOC: Fifth Third Bank)
2,840,000	0.360%, 09/01/2015 (Putable on 02/07/2012) (a)	2,840,000
	Macomb County Economic Development Corp., Aim Plastics, Inc., VRDN (LOC: Comerica Bank)

Principal Amount	Security Description	Value

$950,000	0.180%, 06/01/2037 (Putable on 02/07/2012) (a)	$950,000
	Oakland County Economic Development Corp. Revenue, IBC North America Inc., Project, VRDN (LOC: Comerica Bank)
2,100,000	0.180%, 07/01/2023 (Putable on 02/07/2012) (a)	2,100,000
	Sterling Heights Economic Development Corp. Revenue, Kunath Enterprises LLC, VRDN (LOC: JPMorgan Chase Bank)
300,000	0.280%, 02/01/2016 (Putable on 02/07/2012) (a)	300,000
	Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC, VRDN (LOC: Fifth Third Bank)
1,220,000	0.290%, 05/01/2018 (Putable on 02/07/2012) (a)	1,220,000
	Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc., VRDN (LOC: Fifth Third Bank)
1,400,000	0.290%, 03/01/2027 (Putable on 02/07/2012) (a)	1,400,000
	Strategic Fund Limited Obligation Revenue, Glastender, Inc., VRDN (LOC: JPMorgan Chase Bank)
7,015,000	0.330%, 11/01/2023 (Putable on 02/07/2012) (a)	7,015,000
	Strategic Fund Limited Obligation Revenue, Sacred Heart Rehabilitation Center, VRDN (LOC: Fifth Third Bank)
6,000,000	0.240%, 03/01/2037 (Putable on 02/07/2012) (a)	6,000,000

		21,825,000

Minnesota-0.5%
	Blooming Prairie Industrial Development Revenue, Metal Services, VRDN (LOC: U.S. Bank N.A.)
1,380,000	0.330%, 12/01/2026 (Putable on 02/07/2012) (a)	1,380,000

Missouri-1.5%
	St. Charles County Industrial Development Authority Revenue, Newco Enterprises Inc., Project-Series A, VRDN (LOC: Bank of Montreal)
4,510,000	0.230%, 12/01/2029 (Putable on 02/07/2012) (a)	4,510,000

New Jersey-6.5%
	Health Care Facilities Financing Authority Revenue-Series A-3, VRDN (LOC: Wells Fargo Bank N.A.)
3,970,000	0.070%, 07/01/2035 (Putable on 02/07/2012) (a)	3,970,000
	Health Care Facilities Financing Authority Revenue, Wiley Mission Project, VRDN (LOC: TD Bank N.A.)
1,700,000	0.050%, 07/01/2029 (Putable on 02/07/2012) (a)	1,700,000
	Passaic County, General Obligaion Unlimited Refunding (CS: Passaic County)
1,210,000	2.000%, 05/01/2012	1,212,804
	State Turnpike Authority Revenue-Series D, VRDN (LOC: Societe Generale)
12,300,000	1.600%, 01/01/2018 (Putable on 02/07/2012) (a)	12,300,000

		19,182,804

New Mexico-0.3%
	Albuquerque Industrial Development Revenue, Karsten Co.-Series A, VRDN (LOC: U.S. Bank N.A.)
750,000	0.230%, 12/01/2017 (Putable on 02/07/2012) (a)	750,000

New York-6.6%
	Albany Industrial Development Agency, Albany History Institute-Series A, VRDN (LOC: Key Bank N.A.)
1,575,000	0.200%, 06/01/2019 (Putable on 02/07/2012) (a)	1,575,000
	City of New York General Obligation Bond Unlimited-Subseries A-4, VRDN (LOC: KBC Bank NV)
3,100,000	0.300%, 08/01/2038 (Putable on 01/31/2012)	3,100,000
	Guilderland Industrial Development Agency, Multi-Mode-Wildwood-Series A, VRDN (LOC: Key Bank N.A.)

Principal Amount	Security Description	Value

$1,510,000	0.240%, 07/01/2032 (Putable on 02/07/2012) (a)	$1,510,000
	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue-Suberies B-4, VRDN (LOC: KBC Bank NV)
7,000,000	0.900%, 11/01/2025 (Putable on 02/07/2012)	7,000,000
	Monroe County Industrial Development Agency, Hillside Children’s Center, VRDN (LOC: Key Bank N.A.)
2,250,000	0.240%, 08/01/2018 (Putable on 02/07/2012) (a)	2,250,000
	New York City Industrial Development Agency, Allway Tools, Inc., VRDN (LOC: CitiBank N.A.)
805,000	0.700%, 08/01/2017 (Putable on 02/07/2012) (a)	805,000
	State Dormitory Authority Revenue, Northern Westchester Hospital Association, VRDN (LOC: TD Bank N.A.)
2,500,000	0.050%, 11/01/2034 (Putable on 02/07/2012) (a)	2,500,000
	State Energy Research and Development Authority Revenue, Orange and Rockland Utilities, Inc. Projects-Series A, VRDN (LOC: Wachovia Bank N.A.)
1,000,000	0.180%, 08/01/2015 (Putable on 02/07/2012) (a)	1,000,000

		19,740,000

North Carolina-0.3%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid Inc., VRDN (LOC: Bank of America N.A.)
1,000,000	0.960%, 06/01/2017 (Putable on 02/07/2012) (a)	1,000,000

Ohio-2.9%
	Cuyahoga County Civic Facilities, Fairfax Development Corp., VRDN (LOC: Key Bank N.A.)
3,705,000	0.240%, 06/01/2022 (Putable on 02/07/2012) (a)	3,705,000
	Stark County Industrial Development Authority, H-P Products, Inc., VRDN (LOC: KeyBank N.A.)
2,635,000	0.320%, 06/01/2018 (Putable on 02/07/2012) (a)	2,635,000
	Summit County Port Authority Facilities, KB Compost Services, Inc., VRDN (LOC: PNC Bank N.A.)
2,125,000	0.240%, 04/01/2021 (Putable on 02/07/2012) (a)	2,125,000

		8,465,000

Oregon-2.4%
	Portland Housing Authority, Floyd Light, VRDN (LOC: Bank of America N.A.)
1,325,000	0.350%, 12/01/2027 (Putable on 02/07/2012) (a)	1,325,000
	State Economic Development Revenue, YoCream, VRDN (LOC: Key Bank N.A.)
5,925,000	0.240%, 02/01/2037 (Putable on 02/07/2012) (a)	5,925,000

		7,250,000

Pennsylvania-5.5%
	Beaver County Industrial Development Authority, BASF Corp., VRDN (CS: BASF Corp.)
2,200,000	0.240%, 09/01/2032 (Putable on 02/07/2012) (a)	2,200,000
	Higher Educational Facilties Authority, Holy Family College-Series A, VRDN (LOC: TD Bank N.A.)
3,140,000	0.080%, 12/01/2032 (Putable on 02/07/2012) (a)	3,140,000
	Philadelphia Authority for Industrial Development, Gift of Life Donor Program, VRDN (LOC: TD Bank N.A.)
4,825,000	0.070%, 12/01/2034 (Putable on 02/07/2012) (a)	4,825,000
	State Higher Educational Facilties Authority Revenue, Drexel University-Second Series, VRDN (LOC: JPMorgan Chase Bank)
1,600,000	0.050%, 11/01/2025 (Putable on 02/07/2012) (a)	1,600,000
	Washington County Hospital Authority Revenue, Washington Hospital-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
4,450,000	0.470%, 07/01/2037 (Putable on 07/01/2012) (a)	4,450,000

		16,215,000

Principal Amount	Security Description	Value

South Carolina-2.9%
	Piedmont Municipal Power Agency Electric Revenue-Series C, VRDN (LOC: TD Bank N.A.)
$1,000,000	0.050%, 01/01/2034 (Putable on 02/07/2012) (a)	$1,000,000
	State Jobs-Economic Development Authority, Dorris Properties LLC Project, VRDN (LOC: TD Bank N.A.)
2,400,000	0.240%, 07/01/2032 (Putable on 02/07/2012) (a)	2,400,000
	State Jobs-Economic Development Authority, Franco Manufacturing Co., Inc., VRDN (LOC: Bank of America N.A.)
3,590,000	0.410%, 05/01/2019 (Putable on 02/07/2012) (a)	3,590,000
	State Jobs-Economic Development Authority, Supreme Machined Products Co., VRDN (LOC: Bank of America N.A.)
1,500,000	0.560%, 06/01/2015 (Putable on 02/07/2012) (a)	1,500,000

		8,490,000

Tennessee-2.5%
	Hendersonville Industrial Development Board-Series A, VRDN (LOC: Fifth Third Bank)
7,500,000	0.240%, 05/01/2036 (Putable on 02/07/2012) (a)	7,500,000

Texas-13.5%
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan, VRDN (LOC: Wells Fargo Bank N.A.)
2,600,000	0.330%, 07/01/2037 (Putable on 02/07/2012) (a)	2,600,000
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
3,250,000	0.270%, 01/01/2026 (Putable on 02/07/2012) (a)	3,250,000
	Jefferson County Industrial Development Corp. Hurricane Ike Disaster Area Revenue, Jefferson Refinery LLC. Project, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
1,000,000	0.350%, 12/01/2040 (Putable on 02/28/2012) (a)	1,000,000
	Jefferson County Industrial Development Corp. Revenue, Jefferson Refinery LLC-Series A, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
9,000,000	0.500%, 12/01/2040 (Putable on 03/29/2012) (a)	9,000,000
	Port Arthur Navigation District Revenue, BASF Corp., VRDN (CS: BASF Corp.)
5,600,000	0.240%, 04/01/2033 (Putable on 02/07/2012) (a)	5,600,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A, VRDN (LOC: Compass Bank)
14,355,000	0.750%, 06/01/2038 (Putable on 02/07/2012) (a)	14,355,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B, VRDN (LOC: Compass Bank)
4,460,000	0.750%, 06/01/2031 (Putable on 02/07/2012) (a)	4,460,000

		40,265,000

Utah-0.5%
	City of West Jordan Industrial Development Revenue, PenCo Products, Inc., VRDN (LOC: Key Bank N.A.)
1,460,000	1.000%, 04/01/2019 (Putable on 02/07/2012) (a)	1,460,000

Vermont-0.3%
	Economic Development Authority, Hazelett Strip-Casting, VRDN (LOC: KeyBank N.A.)
950,000	0.320%, 12/01/2012 (Putable on 02/07/2012) (a)	950,000

Virginia-1.0%
	Brunswick County Industrial Development Authority Revenue, Aegis Waste Solutions, Inc., VRDN (LOC: Bank of America N.A.)
3,000,000	0.580%, 01/01/2017 (Putable on 02/07/2012) (a)	3,000,000

Principal Amount	Security Description	Value

Washington-3.6%
	Economic Development Finance Authority, Art & Theresa Mensonides-Series I, VRDN (LOC: Wells Fargo Bank N.A.)
$1,140,000	0.330%, 10/01/2016 (Putable on 02/07/2012) (a)	$1,140,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series E, VRDN (LOC: Key Bank N.A.)
1,400,000	1.000%, 08/01/2033 (Putable on 02/07/2012) (a)	1,400,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series F, VRDN (LOC: Key Bank N.A.)
1,110,000	1.000%, 11/01/2023 (Putable on 02/07/2012) (a)	1,110,000
	Economic Development Finance Authority, Wesmar Co., Inc. Project-Series F, VRDN (LOC: U.S. Bank N.A.)
2,745,000	0.280%, 07/01/2032 (Putable on 02/07/2012) (a)	2,745,000
	Port Bellingham Industrial Development Corp., Wood Stone Corp., VRDN (LOC: Key Bank N.A.)
2,925,000	0.320%, 02/01/2027 (Putable on 02/07/2012) (a)	2,925,000
	Seattle Housing Authority Revenue, Douglas Apartments, VRDN (LOC: Key Bank N.A.)
1,350,000	0.220%, 06/01/2040 (Putable on 02/07/2012) (a)	1,350,000

		10,670,000

Wisconsin-2.0%
	Elkhorn Industrial Development Revenue, Lanco Precision Plus, VRDN (LOC: JPMorgan Chase Bank)
100,000	0.550%, 11/01/2019 (Putable on 02/07/2012) (a)	100,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.330%, 08/01/2026 (Putable on 02/07/2012) (a)	1,000,000
	Mequon Industrial Development Revenue, SPI Lighting, VRDN (LOC: Bank of Montreal)
1,665,000	0.630%, 12/01/2023 (Putable on 02/07/2012) (a)	1,665,000
	Rhinelander Industrial Development Revenue, Super Diesel/SDI Properties, VRDN (LOC: JPMorgan Chase Bank)
1,125,000	0.420%, 07/01/2021 (Putable on 02/07/2012) (a)	1,125,000
	Village of Mukwonago Industrial Development Revenue, Empire Level Industrial Project, VRDN (LOC: Bank of Montreal)
975,000	0.640%, 08/01/2014 (Putable on 02/07/2012) (a)	975,000
	Wausau Industrial Development Revenue, Apogee Enterprises, Inc., VRDN (LOC: Comerica Bank)
1,000,000	0.340%, 03/01/2022 (Putable on 02/07/2012) (a)	1,000,000

		5,865,000

	Total Municipal Bonds (Cost $287,832,804)	287,832,804

Shares

Money Market Funds-3.3%
8,805,174	BlackRock Liquidity Funds: MuniCash Portfolio, 0.05%	8,805,174
1,019,651	Western Assets Institutional Tax Free Reserves Fund, 0.03%	1,019,651

	Total Money Market Funds (Cost $9,824,825)	9,824,825

	Total Investments (Cost $297,657,629)-100.0%	297,657,629

	Liabilities in Excess of Other Assets-0.0%*	(28,481)

	TOTAL NET ASSETS 100.0%	$297,629,148

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2012.
CS-Credit Support
LOC-Letter of Credit
VRDN-Variable Rate Demand Note

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2012.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CSP-Continental Structural Plastics
FGIC-Federal Guaranty Insurance Co.
LOC-Letter of Credit
No.-Number
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
VRDN-Variable Rate Demand Note

Alpine Income Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Alpine Income Trust

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2012:

Ultra Short Tax Optimized Income Fund *	Level 1 **	Valuation Inputs Level 2 **	Level 3	Total Value

Municipal Bonds	$—	$1,618,849,272	$—	$1,618,849,272
Money Market Funds	—	56,871	—	56,871
Short-Term Investments	—	79,906,186	—	79,906,186

Total	$—	$1,698,812,329	$—	$1,698,812,329

Municipal Money Market Fund *	Level 1 **	Valuation Inputs Level 2 **	Level 3	Total Value

Municipal Bonds	$—	$287,832,804	$—	$287,832,804
Money Market Funds	—	9,824,825	—	9,824,825

Total	$—	$297,657,629	$—	$297,657,629

*	For detailed country, sector, and state descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended January 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Ultra Short Tax Optimized Income Fund

Cost of investments	$1,697,452,195
Gross unrealized appreciation	1,371,645
Gross unrealized depreciation	(11,511)

Net unrealized appreciation	$1,360,134

Municipal Money Market Fund

Cost of investments	$297,657,629
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Income Trust

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	March 30, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	March 30, 2012

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 30, 2012

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.